Company Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Condensed Balance Sheets

Condensed Balance Sheets		As of December 31,	As of March 31,
	Note	2020	2021	2021
		RMB	RMB	US$
				Note 2(e)
ASSETS
Current assets
Cash and cash equivalents		24,760,588	22,553,656	3,442,360
Restricted cash		114,321	39,339	6,004
Short-term deposits		979,897	988,711	150,907
Prepayments and other current assets		12,931	16,720	2,552
Derivative assets		105,183	—	—

Total current assets		25,972,920	23,598,426	3,601,823

Non-current assets
Investments in subsidiaries and VIEs		8,471,310	10,258,924	1,565,818

Total non-current assets		8,471,310	10,258,924	1,565,818

Total assets		34,444,230	33,857,350	5,167,641

Liabilities
Current liabilities
Accurals and other liabilities		14,421	13,936	2,127
Derivative liabilities		—	8,798	1,343

Total current liabilities		14,421	22,734	3,470

Total liabilities		14,421	22,734	3,470

SHAREHOLDERS’ EQUITY
Class A Ordinary shares		63	66	10
Class B Ordinary shares		26	26	4
Class C Ordinary shares		12	12	2
Additional paid-in capital		46,482,512	46,572,785	7,108,395
Accumulated deficit		(11,322,423)	(12,108,984)	(1,848,192)
Accumulated other comprehensive loss		(730,381)	(629,289)	(96,048)

Total shareholders’ equity		34,429,809	33,834,616	5,164,171

Total liabilities and shareholders’ equity		34,444,230	33,857,350	5,167,641

Condensed Balance Sheets	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets
Cash and cash equivalents	269,169	24,760,588	3,779,204
Restricted cash	—	114,321	17,449
Short-term deposits	—	979,897	149,561
Prepayments and other current assets	—	12,931	1,974
Derivative assets	—	105,183	16,054

Total current assets	269,169	25,972,920	3,964,242

Non-current assets
Investments in subsidiaries and VIEs	3,490,970	8,471,310	1,292,974

Total non-current assets	3,490,970	8,471,310	1,292,974

Total assets	3,760,139	34,444,230	5,257,216

Liabilities
Current liabilities
Accurals and other liabilities	—	14,421	2,200

Total current liabilities	—	14,421	2,200

Non-current liabilities
Derivative liabilities	897,091	—	—

Total non-current liabilities	897,091	—	—

Total liabilities	897,091	14,421	2,200

Condensed Balance sheets		As of December 31,
	Note	2019	2020	2020
		RMB	RMB	US$
				Note 2(e)
MEZZANINE EQUITY
Series A Preferred Shares		597,559	—	—
Series A-1 Preferred Shares		559,654	—	—
Series A-2 Preferred Shares		121,257	—	—
Series B Preferred Shares		2,562,098	—	—
Series B-1 Preferred Shares		3,080,443	—	—
Series B-2 Preferred Shares		952,068	—	—
Series C Preferred Shares		1,820,399	—	—

Total mezzanine equity		9,693,478	—	—

SHAREHOLDERS’ (DEFICIT) EQUITY
Class A Ordinary shares		2	63	10
Class B Ordinary shares		19	26	4
Class C Ordinary shares		—	12	2
Additional paid-in capital		—	46,482,512	7,094,617
Accumulated deficit		(6,824,503)	(11,322,423)	(1,728,139)
Accumulated other comprehensive loss		(5,948)	(730,381)	(111,478)

Total shareholders’ (deficit) equity		(6,830,430)	34,429,809	5,255,016

Total liabilities, mezzanine equity and shareholders’ (deficit) equity		3,760,139	34,444,230	5,257,216

Condensed Statements of Comprehensive Loss

Condensed Statements of Comprehensive Loss		For the Three Months Ended March 31,
	Note	2020	2021	2021
		RMB	RMB	US$
				Note 2(e)
Operating expenses
Selling, general and administrative expenses		(425)	(1,578)	(241)

Total operating expenses		(425)	(1,578)	(241)

Loss from operations		(425)	(1,578)	(241)

Interest income		2,020	64,124	9,787
Interest expense		(3,160)	—	—
Equity in loss of subsidiaries and VIEs		(651,797)	(812,053)	(123,942)
Other non-operating income (loss), net		8,569	(35,246)	(5,380)
Fair value loss on derivative assets/liabilities		(4,968)	(1,808)	(276)

Loss before income tax expenses		(649,761)	(786,561)	(120,052)

Income tax expenses		—	—	—

Net loss		(649,761)	(786,561)	(120,052)

Accretion on Preferred Shares to redemption value		(285,293)	—	—

Net loss attributable to ordinary shareholders of XPeng Inc.		(935,054)	(786,561)	(120,052)

Net loss		(649,761)	(786,561)	(120,052)
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax		(11,976)	101,092	15,430

Total comprehensive loss attributable to XPeng Inc.		(661,737)	(685,469)	(104,622)

Accretion on Preferred Shares to redemption value		(285,293)	—	—

Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		(947,030)	(685,469)	(104,622)

Condensed Statements of Comprehensive Loss		For the Year Ended December 31,
	Note	2018	2019	2020	2020
		RMB	RMB	RMB	US$
					Note 2(e)
Operating expenses
Selling, general and administrative expenses		(1,630)	(517)	(13,430)	(2,050)

Total operating expenses		(1,630)	(517)	(13,430)	(2,050)

Loss from operations		(1,630)	(517)	(13,430)	(2,050)
Interest income		—	1,140	43,001	6,563
Interest expense		—	—	(5,935)	(906)
Equity in loss of subsidiaries and VIEs		(1,651,554)	(3,719,975)	(4,487,049)	(684,857)
Other non-operating income, net		—	—	369,403	56,382
Fair value gain on derivative liabilities		254,361	27,679	1,362,025	207,885

Loss before income tax expenses		(1,398,823)	(3,691,673)	(2,731,985)	(416,983)

Income tax expenses		—	—	—	—

Net loss		(1,398,823)	(3,691,673)	(2,731,985)	(416,983)

Accretion on Preferred Shares to redemption value		(705,329)	(961,050)	(2,157,744)	(329,336)
Deemed dividend due to extinguishment of Preferred Shares		(43,136)	—	—	—
Deemed dividend due to modification of Preferred Shares		(41,485)	—	—	—
Deemed dividend due to reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares		(66,091)	—	—	—
Deemed contribution from repurchase of Preferred Shares		—	9,969	—	—

Net loss attributable to ordinary shareholders of XPeng Inc.		(2,254,864)	(4,642,754)	(4,889,729)	(746,319)

Net loss		(1,398,823)	(3,691,673)	(2,731,985)	(416,983)
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax		(2,980)	(2,968)	(724,433)	(110,570)

Total comprehensive loss attributable to XPeng Inc.		(1,401,803)	(3,694,641)	(3,456,418)	(527,553)
Accretion on Preferred Shares to redemption value		(705,329)	(961,050)	(2,157,744)	(329,336)
Deemed dividend due to extinguishment of Preferred Shares		(43,136)	—	—	—
Deemed dividend due to modification of Preferred Shares		(41,485)	—	—	—
Deemed dividend due to reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares		(66,091)	—	—	—
Deemed contribution from repurchase of Preferred Shares		—	9,969	—	—

Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		(2,257,844)	(4,645,722)	(5,614,162)	(856,889)

Consolidated Statements of Cash Flows

Condensed Statements of Cash Flows	For the Three Months Ended March 31,
	2020	2021	2021
	RMB	RMB	US$
			Note (e)
Cash flows from operating activities	(153,413)	57,356	8,754

Cash flows from investing activities
Maturities of derivative assets	—	112,173	17,121
Investment in equity investees	(946,609)	(2,332,800)	(356,055)

Net cash used in investing activities	(946,609)	(2,220,627)	(338,934)

Cash flows from financing activities
Loans from a related party	1,063,434	—	—
Repayment of loans to a related party	(151,848)	—	—
Payments of listing expenses	—	(4,322)	(660)

Net cash provided by (used in) financing activities	911,586	(4,322)	(660)

Net decrease in cash, cash equivalents and restricted cash	(188,436)	(2,167,593)	(330,840)
Cash, cash equivalents and restricted cash at beginning of the period	269,169	24,760,588	3,779,204

Cash, cash equivalents and restricted cash at end of the period	80,733	22,592,995	3,448,364

Consolidated Statements of Cash Flows	For the Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				Note (e)
Cash flows from operating activities	—	1,140	23,636	3,608

Cash flows from investing activities
Placement of time deposit	—	—	(979,897)	(149,561)
Investment in equity investees	—	(1,658,783)	(8,512,932)	(1,299,327)

Net cash used in investing activities	—	(1,658,783)	(9,492,829)	(1,448,888)
Cash flows from financing activities
Proceeds from issuance of Preferred Shares	—	1,926,812	6,561,323	1,001,453
Proceeds from IPO, net of issuance cost	—	—	11,410,386	1,741,565
Proceeds from FO, net of issuance cost	—	—	15,988,903	2,440,383

Net cash provided by financing activities	—	1,926,812	33,960,612	5,183,401
Net increase in cash, cash equivalents and restricted cash	—	269,169	24,491,419	3,738,121
Cash, cash equivalents and restricted cash at beginning of the year	—	—	269,169	41,083

Cash, cash equivalents and restricted cash at end of the year	—	269,169	24,760,588	3,779,204